Other operating results net (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of other operating results
	06.30.2023	06.30.2022	06.30.2021
Result from purchase / sale of subsidiary and associates	-	-	130
Realization of currency translation adjustment (*)	428	-	-
Donations	(355)	(323)	(485)
Lawsuits and other contingencies	(7,452)	(596)	(309)
Administration fees	107	80	35
Interest and allowances generated by operating credits	661	276	342
Loss from disposal of property, plant and equipment	(684)	-	-
Others	100	694	(17)
Total other operating results, net	(7,195)	131	(304)